Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses, net	$ 8,311	$ 14,271	$ 12,349
General and administrative expenses	9,550	5,763	4,972
Impairment of fixed assets	1,426
Operating loss	19,287	20,034	17,321
Finance income, net	1,719	926	119
Net loss	17,568	19,108	17,202
Comprehensive loss	$ 17,568	$ 19,108	$ 17,202
Loss per share:
Net loss per ordinary share - basic (in Dollars per share)	$ 3	$ 3.37	$ 4.14
Weighted average number of ordinary shares outstanding - basic (in Shares)	5,848,737	5,671,786	4,159,870